UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
AIR FREIGHT & LOGISTICS — 3.0%
United Parcel Service, Cl B	80,000	$10,185,600

AIRLINES — 2.2%
Delta Air Lines	135,000	7,663,950

AUTO COMPONENTS — 1.3%
Adient	70,000	4,536,000

BANKS — 11.5%
BB&T	185,000	10,210,150
Citigroup	130,000	10,202,400
Citizens Financial Group	170,000	7,803,000
Wells Fargo	170,000	11,182,600

		39,398,150

BEVERAGES — 4.9%
Coca-Cola	210,000	9,993,900
Molson Coors Brewing, Cl B	80,000	6,721,600

		16,715,500

BIOTECHNOLOGY — 2.8%
Biogen *	28,000	9,738,680

CONSUMER FINANCE — 4.5%
American Express	80,000	7,952,000
Capital One Financial	73,000	7,589,080

		15,541,080

ENERGY EQUIPMENT & SERVICES — 3.1%
Schlumberger	145,000	10,669,100

FOOD PRODUCTS — 6.5%
Archer-Daniels-Midland	250,000	10,737,500
TreeHouse Foods *	110,000	5,187,600
Tyson Foods, Cl A	85,000	6,469,350

		22,394,450

HEALTH CARE EQUIPMENT & SERVICES — 3.1%
Medtronic	122,000	10,478,580

HEALTH CARE PROVIDER & SERVICES — 1.7%
Aetna	32,000	5,978,240

INSURANCE — 4.0%
MetLife	134,000	6,441,380
XL Group	195,000	7,183,800

		13,625,180

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INTERNET SOFTWARE & SERVICES — 8.6%
Alphabet, Cl A *	9,000	$10,639,980
eBay *	255,000	10,347,900
Twitter *	335,000	8,646,350

		29,634,230

LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies	100,000	7,343,000

OIL, GAS & CONSUMABLE FUELS — 11.1%
EOG Resources	95,000	10,925,000
Noble Energy	200,000	6,104,000
Occidental Petroleum	140,000	10,495,800
Royal Dutch Shell ADR, Cl A	150,000	10,536,000

		38,060,800

PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb	120,000	7,512,000
Johnson & Johnson	72,000	9,949,680

		17,461,680

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Invitation Homes	290,000	6,522,100

SEMI-CONDUCTORS & EQUIPMENT — 3.5%
QUALCOMM	175,000	11,943,750

SOFTWARE — 6.2%
Oracle	210,000	10,833,900
Symantec	380,000	10,347,400

		21,181,300

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.2%
HP	470,000	10,960,400

TOBACCO — 5.5%
British American Tobacco ADR	155,000	10,555,500
Philip Morris International	75,000	8,042,250

		18,597,750

WATER UTILITIES — 1.9%
American Water Works	80,000	6,653,600

TOTAL COMMON STOCK (Cost $259,848,489)		335,283,120

TOTAL INVESTMENTS — 97.7% (Cost $259,848,489)		$335,283,120

Percentages are based on Net Assets of $343,182,845.

* Non-income producing security.

ADR — American Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-2100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.0%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	14,940	$970,353

AIRLINES — 2.5%
Alaska Air Group	14,710	966,888

BANKS — 12.9%
BankUnited	23,410	960,746
East West Bancorp	15,380	1,013,696
PacWest Bancorp	17,930	940,070
Umpqua Holdings	46,480	1,006,292
Zions Bancorporation	20,450	1,104,914

		5,025,718

COMMUNICATIONS EQUIPMENT — 2.2%
ARRIS International *	33,110	837,683

DISTRIBUTORS — 2.5%
LKQ *	23,420	984,342

DIVERSIFIED CONSUMER SERVICES — 2.1%
H&R Block	30,120	799,385

ELECTRICAL EQUIPMENT — 4.4%
Acuity Brands	4,500	694,980
Hubbell, Cl B	7,560	1,027,782

		1,722,762

ELECTRONIC EQUIPMENT — 1.8%
VeriFone Systems *	39,200	693,056

ENERGY EQUIPMENT & SERVICES — 2.2%
RPC	41,760	843,552

FOOD PRODUCTS — 2.1%
TreeHouse Foods *	17,170	809,737

HEALTH CARE EQUIPMENT & SERVICES — 2.3%
Hologic *	20,720	884,744

HEALTH CARE TECHNOLOGY — 2.5%
Cotiviti Holdings *	27,420	959,700

HOTELS, RESTAURANTS & LEISURE — 2.4%
Norwegian Cruise Line Holdings *	15,510	942,077

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 4.6%
Axis Capital Holdings	17,500	$884,275
XL Group	25,050	922,842

		1,807,117

INTERNET SOFTWARE & SERVICES — 2.8%
Twitter *	42,520	1,097,441

IT SERVICES — 12.0%
Booz Allen Hamilton Holding, Cl A	22,950	899,181
Euronet Worldwide *	9,240	867,359
Leidos Holdings	16,210	1,079,586
MAXIMUS	13,100	893,158
Sabre	45,450	943,997

		4,683,281

LIFE SCIENCES TOOLS & SERVICES — 2.5%
QIAGEN *	28,480	953,795

MEDIA — 2.5%
News	56,760	971,164

METAL & GLASS CONTAINERS — 2.0%
Ball	20,390	780,529

OIL, GAS & CONSUMABLE FUELS — 4.0%
Cimarex Energy	6,970	782,034
RSP Permian *	19,520	774,554

		1,556,588

PROFESSIONAL SERVICES — 5.2%
Dun & Bradstreet	7,910	978,704
Robert Half International	18,120	1,048,786

		2,027,490

REAL ESTATE INVESTMENT TRUSTS — 6.4%
Invitation Homes	34,799	782,629
MGM Growth Properties, Cl A	28,120	789,047
National Retail Properties	23,470	931,290

		2,502,966

SPECIALTY RETAIL — 5.4%
Advance Auto Parts	9,130	1,068,119
Penske Automotive Group	20,100	1,049,019

		2,117,138

WATER UTILITIES — 2.2%
Aqua America	23,480	850,211

TOTAL COMMON STOCK (Cost $30,000,279)		35,787,717

TOTAL INVESTMENTS — 92.0% (Cost $30,000,279)		$35,787,717

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2018 (Unaudited)

Percentages are based on Net Assets of $38,917,391.

* Non-income producing security.

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
AIR FREIGHT & LOGISTICS — 4.4%
Forward Air	77,000	$4,674,670
Hub Group, Cl A *	95,000	4,564,750

		9,239,420

BANKS — 19.9%
Banner	74,000	4,021,160
Chemical Financial	81,000	4,731,210
First Midwest Bancorp	177,000	4,400,220
Hilltop Holdings	182,000	4,766,580
Hope Bancorp	250,000	4,760,000
LegacyTexas Financial Group	111,000	4,888,440
TCF Financial	212,000	4,547,400
Umpqua Holdings	225,000	4,871,250
United Community Banks	160,000	5,068,800

		42,055,060

BIOTECHNOLOGY — 1.3%
Array BioPharma *	186,000	2,756,520

CHEMICALS — 4.1%
Orion Engineered Carbons	149,000	4,388,050
Valvoline	174,000	4,289,100

		8,677,150

COMMERCIAL SERVICES & SUPPLIES — 4.3%
Interface, Cl A	165,000	4,116,750
Ritchie Bros Auctioneers	155,000	5,040,600

		9,157,350

COMMUNICATIONS EQUIPMENT — 1.7%
ViaSat *	47,733	3,609,569

ELECTRIC UTILITIES — 4.1%
IDACORP	48,000	4,141,440
PNM Resources	117,000	4,457,700

		8,599,140

ELECTRICAL EQUIPMENT — 2.1%
EnerSys	64,000	4,499,840

ELECTRONIC EQUIPMENT — 1.7%
VeriFone Systems *	202,000	3,571,360

ENERGY EQUIPMENT & SERVICES — 1.7%
RPC	182,000	3,676,400

FOOD & STAPLES RETAILING — 1.1%
Andersons	70,000	2,387,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE EQUIPMENT & SERVICES — 1.8%
Natus Medical *	124,000	$3,850,200

HEALTH CARE PROVIDER & SERVICES — 2.1%
Molina Healthcare *	47,500	4,339,600

HEALTH CARE TECHNOLOGY — 4.1%
athenahealth *	32,700	4,097,637
HMS Holdings *	267,000	4,573,710

		8,671,347

HOTELS, RESTAURANTS & LEISURE — 2.0%
Brinker International	114,000	4,142,760

HOUSEHOLD PRODUCTS — 2.0%
Energizer Holdings	72,000	4,191,840

INSURANCE — 1.9%
Axis Capital Holdings	80,000	4,042,400

IT SERVICES — 4.2%
Conduent *	283,000	4,641,200
Travelport Worldwide	311,000	4,232,710

		8,873,910

LIFE SCIENCES TOOLS & SERVICES — 2.0%
Bruker	117,000	4,166,370

OIL, GAS & CONSUMABLE FUELS — 2.1%
Callon Petroleum *	392,000	4,449,200

PAPER & FOREST PRODUCTS — 2.3%
Schweitzer-Mauduit International	106,000	4,799,680

REAL ESTATE INVESTMENT TRUST — 6.2%
Americold Realty Trust *	270,000	4,935,600
Kite Realty Group Trust	219,000	3,692,340
Marcus & Millichap *	139,000	4,538,350

		13,166,290

SEMI-CONDUCTORS & EQUIPMENT — 3.4%
Rambus *	297,000	3,751,110
Xperi	155,000	3,479,750

		7,230,860

SOFTWARE — 2.2%
CommVault Systems *	85,000	4,534,750

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPECIALTY RETAIL — 6.0%
Group 1 Automotive	37,000	$2,902,650
Murphy USA *	59,000	5,033,290
Penske Automotive Group	92,000	4,801,480

		12,737,420

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.8%
Diebold Nixdorf	196,000	3,616,200
Super Micro Computer *	191,000	4,359,575

		7,975,775

TRADING COMPANIES & DISTRIBUTORS — 4.1%
Aircastle	188,000	4,440,560
BMC Stock Holdings *	190,000	4,256,000

		8,696,560

WIRELESS TELECOMMUNICATIONS — 2.2%
Telephone & Data Systems	167,000	4,580,810

TOTAL COMMON STOCK (Cost $184,713,298)		208,678,581

TOTAL INVESTMENTS — 98.8% (Cost $184,713,298)		$208,678,581

Percentages are based on Net Assets of $211,188,533.

* Non-income producing security.

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-2100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%
	Shares	Value
AUSTRALIA — 2.8%
BHP Billiton	5,150,000	$114,363,197

BRAZIL — 1.9%
Ambev	11,392,000	78,485,373

CANADA — 1.8%
Canadian Natural Resources	2,090,000	71,373,500

CHINA — 3.3%
Baidu ADR *	541,000	133,583,720

DENMARK — 2.2%
Carlsberg, Cl B	699,000	89,763,984

FRANCE — 15.7%
Airbus	721,169	82,821,976
ArcelorMittal	2,552,708	92,623,773
AXA	2,571,000	84,573,208
Carrefour	3,000,000	71,793,057
Engie	4,869,000	84,511,100
Essilor International Cie Generale d’Optique	538,000	76,414,382
Orange	4,431,000	80,017,003
TOTAL ADR	1,118,000	64,911,080

		637,665,579

GERMANY — 7.6%
Bayer	568,000	74,342,670
Deutsche Boerse	697,000	89,435,526
E.ON	6,713,000	70,502,169
SAP	649,882	73,287,622

		307,567,987

HONG KONG — 4.0%
AIA Group	10,032,000	85,922,801
CK Hutchison Holdings	5,492,000	74,137,946

		160,060,747

INDIA — 3.3%
Bharti Infratel	10,290,000	56,874,783
Tata Motors ADR *	2,414,000	74,737,440

		131,612,223

ITALY — 2.1%
Intesa Sanpaolo	21,071,000	82,681,386

JAPAN — 16.7%
Fast Retailing	215,000	95,890,355
Mitsubishi Estate	4,171,000	79,794,206
Otsuka Holdings	1,723,000	76,483,081
Panasonic	5,398,000	80,052,780

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Secom	1,004,000	$76,718,586
Seven & I Holdings	1,763,000	72,444,976
Sumitomo Mitsui Financial Group	2,667,000	119,168,508
Toray Industries	7,641,000	75,941,055

		676,493,547

NETHERLANDS — 11.9%
AerCap Holdings *	2,299,000	124,375,900
Koninklijke DSM	821,364	84,865,306
Koninklijke KPN	22,189,000	77,687,947
Royal Dutch Shell ADR	1,215,000	85,341,600
Schlumberger	1,464,000	107,721,120

		479,991,873

NORWAY — 1.8%
DNB	3,661,000	74,275,240

SINGAPORE — 2.2%
DBS Group Holdings	4,455,000	89,656,960

SPAIN — 3.8%
ACS Actividades de Construccion y Servicios	2,018,000	80,826,232
Banco Bilbao Vizcaya Argentaria ADR	7,796,000	73,204,440

		154,030,672

SWITZERLAND — 6.0%
Julius Baer Group	1,240,000	85,131,346
Philip Morris International	763,000	81,816,490
Roche Holding	315,000	77,654,311

		244,602,147

UNITED KINGDOM — 11.0%
BAE Systems	9,447,000	79,675,110
British American Tobacco	1,794,000	122,750,050
HSBC Holdings ADR	1,583,000	85,339,530
Lloyds Banking Group	81,094,000	80,034,700
Smith & Nephew ADR	2,159,000	78,868,270

		446,667,660

TOTAL COMMON STOCK (Cost $3,279,463,395)		3,972,875,795

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (Unaudited)

RIGHTS — 0.0%
	Number of Rights	Value
Spain — 0.0%
ACS Actividades de Construccion y Servicios *(A)	1,960,000	$1,026,917

TOTAL RIGHTS (Cost $—)		1,026,917

TOTAL INVESTMENTS — 98.1% (Cost $3,279,463,395)		$3,973,902,712

Percentages are based on Net Assets of $4,051,574,978.

* Non-income producing security.

(A) Expiration date unavailable.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-2100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.6%
	Shares	Value
ARGENTINA — 1.6%
Adecoagro *	4,243	$41,115

AUSTRIA — 2.8%
Schoeller-Bleckmann Oilfield Equipment	650	70,694

BELGIUM — 1.5%
Ontex Group	1,263	37,352

BRAZIL — 2.5%
Embraer ADR	2,492	62,923

CHINA — 4.2%
BOC Aviation (B)	9,100	53,511
Greatview Aseptic Packaging	75,700	54,288

		107,799

DENMARK — 2.0%
GN Store Nord	1,479	49,888

FRANCE — 5.7%
Naturex *	452	49,384
Remy Cointreau	390	51,326
Virbac	288	44,196

		144,906

GERMANY — 4.1%
OSRAM Licht	504	44,028
Scout24 (B)	1,277	59,106

		103,134

IRELAND — 1.7%
ICON ADR *	396	43,370

ITALY — 8.2%
ACEA	2,778	53,667
Azimut Holding	2,003	45,609
Buzzi Unicem	2,002	58,784
Piaggio	16,819	50,785

		208,845

JAPAN — 22.1%
DeNA	2,150	46,537
Don Quijote Holdings	500	27,709
eRex	4,800	47,354
GS Yuasa	9,000	48,310
Hiroshima Bank	4,700	39,264
Ichigo	11,800	48,748
Kakaku.com	3,400	59,516
OKUMA	660	45,282
Sapporo Holdings	1,600	48,072

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sohgo Security Services	1,100	$59,549
T Hasegawa	1,940	40,232
Trend Micro ADR *	933	50,699

		561,272

LUXEMBOURG — 1.6%
L’Occitane International	22,350	41,428

NETHERLANDS — 3.7%
Euronext (B)	754	51,113
Wereldhave †	876	43,515

		94,628

PHILIPPINES — 1.7%
Cebu Air	23,120	44,662

SPAIN — 1.6%
Distribuidora Internacional de Alimentacion	7,512	40,113

TAIWAN — 2.2%
Advanced Semiconductor Engineering ADR	7,843	56,077

UNITED KINGDOM — 17.4%
Belmond *	3,908	50,413
Britvic	4,935	51,466
BTG *	5,616	59,286
Janus Henderson Group	1,409	55,487
LivaNova *	526	44,999
NEX Group	5,121	43,117
Playtech	3,863	43,462
Tate & Lyle	4,775	43,513
TP ICAP	6,578	49,501

		441,244

United States — 2.0%
Lazard, Cl A (A)	851	49,843

TOTAL COMMON STOCK (Cost $1,872,200)		2,199,293

TOTAL INVESTMENTS — 86.6% (Cost $1,872,200)		$2,199,293

Percentages are based on Net Assets of $2,539,681.

* Non-income producing security.

† Real Estate Investment Trust

(A) Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted $ 49,843 or 2.0% of Net Assets.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2018 was $163,730 which represents 6.4% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2018 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
AUSTRALIA — 2.2%
BHP Billiton ADR	7,393	$329,136

BRAZIL — 2.0%
Ambev ADR	43,724	300,384

CHINA — 2.1%
Baidu ADR *	1,252	309,144

DENMARK — 2.3%
Carlsberg ADR, Cl B	13,198	338,529

FRANCE — 12.1%
Airbus ADR	10,484	300,995
AXA ADR	9,773	321,532
Carrefour ADR	68,923	332,209
Engie ADR	15,399	266,711
Essilor International Cie Generale d’Optique ADR	4,172	296,963
Orange ADR	16,173	293,863

		1,812,273

GERMANY — 4.0%
Bayer ADR	8,908	291,915
SAP ADR	2,644	299,433

		591,348

HONG KONG — 2.2%
AIA Group ADR	9,706	333,304

INDIA — 1.7%
Tata Motors ADR *	8,297	256,875

IRELAND — 1.5%
Adient	3,433	222,458

JAPAN — 6.1%
Fast Retailing ADR	7,328	328,368
Mitsubishi Estate ADR	14,917	287,152
Sumitomo Mitsui Financial Group ADR	32,766	297,515

		913,035

NETHERLANDS — 8.5%
AerCap Holdings *	6,044	326,980
Koninklijke DSM ADR	12,085	311,431
Royal Dutch Shell ADR	4,584	321,980
Schlumberger	4,310	317,130

		1,277,521

NORWAY — 1.8%
DNB ADR	13,007	265,473

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios ADR *	31,626	$252,693

UNITED KINGDOM — 9.6%
BAE Systems ADR	7,546	258,149
British American Tobacco ADR	4,205	286,360
HSBC Holdings ADR	6,094	328,528
Lloyds Banking Group ADR	76,803	309,516
Smith & Nephew ADR	7,062	257,975

		1,440,528

UNITED STATES — 40.7%
Agilent Technologies	4,129	303,193
Alphabet *	299	353,484
Biogen *	841	292,508
Bristol-Myers Squibb	4,687	293,406
Capital One Financial	2,454	255,118
Citigroup	4,078	320,042
Citizens Financial Group	6,737	309,228
Coca-Cola	5,773	274,737
Delta Air Lines	5,281	299,802
eBay *	7,674	311,411
EOG Resources	2,615	300,725
HP	12,829	299,172
Medtronic	3,284	282,063
MetLife	5,146	247,368
Noble Energy	6,642	202,714
Occidental Petroleum	3,890	291,633
Oracle	4,772	246,188
QUALCOMM	4,480	305,760
Twitter *	13,136	339,040
Tyson Foods	3,694	281,150
United Parcel Service, Cl B	2,216	282,141

		6,090,883

TOTAL COMMON STOCK (Cost $11,617,344)		14,733,584

TOTAL INVESTMENTS — 98.5% (Cost $11,617,344)		$14,733,584

Percentages are based on Net Assets of $14,952,714.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-1300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Shares	Value
CHINA — 4.8%
Baidu ADR *	22,000	$5,432,240

FRANCE — 6.8%
Airbus Group	35,000	4,019,542
Orange ADR	200,000	3,634,000

		7,653,542

GERMANY — 5.6%
Bayer	28,000	3,664,779
Deutsche Telekom	150,000	2,630,550

		6,295,329

INDIA — 4.6%
Bharti Infratel	400,000	2,210,876
Tata Motors ADR *	95,000	2,941,200

		5,152,076

JAPAN — 2.9%
Mitsubishi UFJ Financial Group ADR	425,000	3,238,500

NETHERLANDS — 10.3%
AerCap Holdings *	160,000	8,656,000
Schlumberger	40,000	2,943,200

		11,599,200

SPAIN — 2.1%
ACS Actividades de Construccion y Servicios	60,000	2,403,159

UNITED KINGDOM — 14.9%
BAE Systems	500,000	4,216,953
British American Tobacco ADR	90,000	6,129,000
Playtech	300,000	3,375,266
Travelport Worldwide	225,000	3,062,250

		16,783,469

UNITED STATES — 46.6%
Biogen *	10,000	3,478,100
Capital One Financial	35,000	3,638,600
Diebold Nixdorf	125,000	2,306,250
eBay *	110,000	4,463,800
Noble Energy	120,000	3,662,400
Occidental Petroleum	70,000	5,247,900
Penske Automotive Group	65,000	3,392,350
Philip Morris International	35,000	3,753,050
QUALCOMM	75,000	5,118,750
Super Micro Computer *	140,000	3,195,500
Symantec	150,000	4,084,500
TreeHouse Foods *	48,000	2,263,680

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
Twitter *	160,000	$4,129,600
XL Group	100,000	3,684,000

		52,418,480

TOTAL COMMON STOCK (Cost $96,897,346)		110,975,995

RIGHTS — 0.1%
Spain — 0.1%
ACS Actividades de Construccion y Servicios *(A)	65,000	34,056

TOTAL RIGHTS (Cost $—)		34,056

TOTAL INVESTMENTS — 98.7% (Cost $96,897,346)		$111,010,051

Percentages are based on Net Assets of $112,422,955.

* Non-income producing security.

(A) Expiration date unavailable.

Equity Swaps held by the Fund at January 31, 2018, were as follows:

Company Reference	Counterparty	Termination Date	Receive (Pay)	Notional Amount $	Value $	Upfront Payments/ Receipts $	Unrealized Appreciation (Depreciation) $
ACS Actividades de Construccion y Servicios	Goldman Sachs	02/20/19	(1 Month LIBOR plus 0.50%)	5,340,504	(70,124)	—	(70,124)
Deutsche Telekom	Goldman Sachs	11/15/18	1 Month LIBOR plus 0.50%	2,754,830	(139,672)	—	(139,672)
Hochtief AG	Goldman Sachs	02/20/19	1 Month LIBOR minus 0.50%	(3,551,010)	(60,577)	—	(60,577)
Schlumberger	Goldman Sachs	05/24/18	(1 Month LIBOR plus 0.50%)	2,303,017	(80,820)	—	(80,820)
T-Mobile	Goldman Sachs	11/15/18	(1 Month LIBOR minus 0.50%)	(966,025)	(60,041)	—	(60,041)

				5,881,316	(411,234)	—	(411,234)

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

The following is a list of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$5,432,240	$—	$—	$5,432,240
France	7,653,542	—	—	7,653,542
Germany	6,295,329	—	—	6,295,329
India	5,152,076	—	—	5,152,076
Japan	3,238,500	—	—	3,238,500
Netherlands	11,599,200	—	—	11,599,200
Spain	2,403,159	—	—	2,403,159
United Kingdom	16,783,469	—	—	16,783,469
United States	52,418,480	—	—	52,418,480
Total Common Stock	110,975,995	—	—	110,975,995
Rights
Spain	34,056	—	—	34,056

Total Investments in Securities	$111,010,051	$—	$—	$111,010,051

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JANUARY 31, 2018 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Unrealized Depreciation	$—	$(411,234)	$—	$(411,234)

Total Other Financial Instruments	$—	$(411,234)	$—	$(411,234)

‡	Equity swaps are valued at the unrealized depreciation on the instruments.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-2100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018